Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital share for principal	$ 375,289		$ 442,549
Interest	869		4,102
Leases	1		24
Borrowings	376,159	[1]	446,675	$ 459,444
Less Than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital share for principal	77,566		61,170
Interest	775		3,866
Between 1 And 2 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital share for principal	42,917		56,995
Interest
Between 2 and 3 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital share for principal	109,713		46,774
Interest	47
Between 3 and 4 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital share for principal	35,640		102,833
Interest			200
Between 4 and 5 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital share for principal	32,242		41,163
Interest	25
Later than 5 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital share for principal	77,211		133,614
Interest	$ 22		$ 36

[1]	Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.